Significant Transactions - Additional information (Detail) $ / shares in Units, $ in Millions, $ in Millions			3 Months Ended			4 Months Ended	12 Months Ended
	Nov. 26, 2018 USD ($)	Jun. 23, 2017 CAD ($)	Jan. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)	Jan. 31, 2017 CAD ($) Property	Oct. 31, 2017 CAD ($)	Oct. 31, 2017 CAD ($)	Oct. 31, 2018 CAD ($)	Aug. 21, 2018 CAD ($)	Jan. 05, 2018 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2017 USD ($)	Jun. 23, 2017 USD ($) $ / shares	Apr. 12, 2017 CAD ($)	Oct. 31, 2016 CAD ($)
Disclosure of detailed information about business combination [line items]
Goodwill				$ 5,367.0		$ 5,367.0	$ 5,367.0	$ 5,564.0							$ 1,539.0
Aggregate future minimum lease commitments								$ 522.0						$ 2,300.0
Number of properties sold and leased back | Property					89
Gain on sale and leased back of properties before tax					$ 299.0
Gain on sale and leased back of properties after tax					245.0
Proceeds from sale and lease back of properties					$ 390.0
Launch of Simplii Financial and wind-down of PC Financial [member]
Disclosure of detailed information about business combination [line items]
Fees incurred and charges before tax				98.0
Fees incurred and charges after tax				$ 71.0
Wellington Financial [member]
Disclosure of detailed information about business combination [line items]
Goodwill										$ 62.0
Private bancorp inc [member]
Disclosure of detailed information about business combination [line items]
Goodwill		$ (3,853.0)
Total consideration		$ 6,612.0											$ 5,000
Voting rights acquired		100.00%											100.00%
Acquisition of common share price per share | $ / shares													$ 61.00
Increase in goodwill		$ (29.0)	$ 29.0
Consolidated revenue						448.0	1,228.0
Net income						$ 96.0	$ 304.0
Cash consideration		$ 2,770.0											$ 2,100
Equity transferred, share		32,137,402											32,137,402
Geneva Advisors [member]
Disclosure of detailed information about business combination [line items]
Goodwill											$ (120.0)
Total consideration											224.0	$ 179
Cash consideration											$ 39.0
Equity transferred, share											1,204,344	1,204,344
Equity transferred, value											$ 126.0
Liability for contingent consideration											$ 59.0
Contingent consideration payable dependent upon level of achievement of future performance conditions												$ 65
Description of contingent consideration payable							Plus estimated contingent consideration of $59 million to be paid over the next three years subject to future performance conditions being met. Contingent consideration of up to US$65 million may ultimately be payable dependent upon the level of achievement of future performance conditions.
Aeroplan Loyalty Business [member]
Disclosure of detailed information about business combination [line items]
Potential Cash Consideration to be Paid									$ 450.0
Potential Liability to be Assumed									$ 1,900.0
Air Canada New Loyalty Program [member]
Disclosure of detailed information about business combination [line items]
Cash contribution	$ 200
Additional cash payment	$ 92
New loyalty program term	10 years